Significant Accounting Policies - Summary of Property Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2021
Buildings | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	40 years
Buildings | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	50 years
Machinery and equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	10 years
Machinery and equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	20 years
Distribution equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	7 years
Distribution equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	15 years
Refrigeration equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	5 years
Refrigeration equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	7 years
Returnable bottles | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	1 year 6 months
Returnable bottles | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	3 years
Other equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	3 years
Other equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	10 years